Schedule III Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	$ 8,018,252
Initial Cost
Land	3,486,463
Buildings and Improvements	24,763,596
Costs Capitalized Subsequent to Acquisition
Land	250,419
Buildings and Improvements	5,423,899
Gross Amounts At Which Carried At Close of Period
Land	3,736,882
Buildings and Improvements	30,187,495
Total	33,924,377
Accumulated Depreciation	8,836,695
Malls | Anderson Mall, Anderson, SC
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	20,849
Initial Cost
Land	1,712
Buildings and Improvements	15,227
Costs Capitalized Subsequent to Acquisition
Land	851
Buildings and Improvements	20,545
Gross Amounts At Which Carried At Close of Period
Land	2,563
Buildings and Improvements	35,772
Total	38,335
Accumulated Depreciation	16,772
Malls | Arsenal Mall, Watertown (Boston), MA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	560
Initial Cost
Land	14,714
Buildings and Improvements	47,680
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,483
Gross Amounts At Which Carried At Close of Period
Land	14,714
Buildings and Improvements	57,163
Total	71,877
Accumulated Depreciation	22,232
Malls | Bangor Mall, Bangor, ME
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	80,000
Initial Cost
Land	5,478
Buildings and Improvements	59,740
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,158
Gross Amounts At Which Carried At Close of Period
Land	5,478
Buildings and Improvements	70,898
Total	76,376
Accumulated Depreciation	27,294
Malls | Barton Creek Square, Austin, TX
Initial Cost
Land	2,903
Buildings and Improvements	20,929
Costs Capitalized Subsequent to Acquisition
Land	7,983
Buildings and Improvements	64,481
Gross Amounts At Which Carried At Close of Period
Land	10,886
Buildings and Improvements	85,410
Total	96,296
Accumulated Depreciation	49,695
Malls | Battlefield Mall, Springfield, MO
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	125,000
Initial Cost
Land	3,919
Buildings and Improvements	27,231
Costs Capitalized Subsequent to Acquisition
Land	3,000
Buildings and Improvements	62,542
Gross Amounts At Which Carried At Close of Period
Land	6,919
Buildings and Improvements	89,773
Total	96,692
Accumulated Depreciation	57,633
Malls | Bay Park Square, Green Bay, WI
Initial Cost
Land	6,358
Buildings and Improvements	25,623
Costs Capitalized Subsequent to Acquisition
Land	4,106
Buildings and Improvements	26,111
Gross Amounts At Which Carried At Close of Period
Land	10,464
Buildings and Improvements	51,734
Total	62,198
Accumulated Depreciation	24,863
Malls | Bowie Town Center, Bowie (Washington, D.C.), MD
Initial Cost
Land	2,710
Buildings and Improvements	65,044
Costs Capitalized Subsequent to Acquisition
Land	235
Buildings and Improvements	7,170
Gross Amounts At Which Carried At Close of Period
Land	2,945
Buildings and Improvements	72,214
Total	75,159
Accumulated Depreciation	29,912
Malls | Boynton Beach Mall, Boynton Beach (Miami), FL
Initial Cost
Land	22,240
Buildings and Improvements	78,804
Costs Capitalized Subsequent to Acquisition
Land	4,666
Buildings and Improvements	27,431
Gross Amounts At Which Carried At Close of Period
Land	26,906
Buildings and Improvements	106,235
Total	133,141
Accumulated Depreciation	48,423
Malls | Brea Mall, Brea (Los Angeles), CA
Initial Cost
Land	39,500
Buildings and Improvements	209,202
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	27,131
Gross Amounts At Which Carried At Close of Period
Land	39,500
Buildings and Improvements	236,333
Total	275,833
Accumulated Depreciation	97,144
Malls | Broadway Square, Tyler, TX
Initial Cost
Land	11,306
Buildings and Improvements	32,431
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	23,033
Gross Amounts At Which Carried At Close of Period
Land	11,306
Buildings and Improvements	55,464
Total	66,770
Accumulated Depreciation	27,424
Malls | Brunswick Square, East Brunswick (New York), NJ
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	78,189
Initial Cost
Land	8,436
Buildings and Improvements	55,838
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	32,327
Gross Amounts At Which Carried At Close of Period
Land	8,436
Buildings and Improvements	88,165
Total	96,601
Accumulated Depreciation	44,428
Malls | Burlington Mall, Burlington (Boston), MA
Initial Cost
Land	46,600
Buildings and Improvements	303,618
Costs Capitalized Subsequent to Acquisition
Land	19,600
Buildings and Improvements	95,324
Gross Amounts At Which Carried At Close of Period
Land	66,200
Buildings and Improvements	398,942
Total	465,142
Accumulated Depreciation	147,321
Malls | Castleton Square, Indianapolis, IN
Initial Cost
Land	26,250
Buildings and Improvements	98,287
Costs Capitalized Subsequent to Acquisition
Land	7,434
Buildings and Improvements	74,644
Gross Amounts At Which Carried At Close of Period
Land	33,684
Buildings and Improvements	172,931
Total	206,615
Accumulated Depreciation	76,170
Malls | Charlottesville Fashion Square, Charlottesville, VA
Initial Cost
Buildings and Improvements	54,738
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	18,530
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	73,268
Total	73,268
Accumulated Depreciation	31,308
Malls | Chautauqua Mall, Lakewood, NY
Initial Cost
Land	3,116
Buildings and Improvements	9,641
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,082
Gross Amounts At Which Carried At Close of Period
Land	3,116
Buildings and Improvements	25,723
Total	28,839
Accumulated Depreciation	13,469
Malls | Chesapeake Square, Chesapeake (Virginia Beach), VA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	66,502
Initial Cost
Land	11,534
Buildings and Improvements	70,461
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	19,273
Gross Amounts At Which Carried At Close of Period
Land	11,534
Buildings and Improvements	89,734
Total	101,268
Accumulated Depreciation	49,251
Malls | Cielo Vista Mall, El Paso, TX
Initial Cost
Land	1,005
Buildings and Improvements	15,262
Costs Capitalized Subsequent to Acquisition
Land	608
Buildings and Improvements	48,983
Gross Amounts At Which Carried At Close of Period
Land	1,613
Buildings and Improvements	64,245
Total	65,858
Accumulated Depreciation	36,779
Malls | College Mall, Bloomington, IN
Initial Cost
Land	1,003
Buildings and Improvements	16,245
Costs Capitalized Subsequent to Acquisition
Land	720
Buildings and Improvements	43,966
Gross Amounts At Which Carried At Close of Period
Land	1,723
Buildings and Improvements	60,211
Total	61,934
Accumulated Depreciation	32,033
Malls | Columbia Center, Kennewick, WA
Initial Cost
Land	17,441
Buildings and Improvements	66,580
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	25,705
Gross Amounts At Which Carried At Close of Period
Land	17,441
Buildings and Improvements	92,285
Total	109,726
Accumulated Depreciation	40,407
Malls | Copley Place, Boston, MA
Initial Cost
Buildings and Improvements	378,045
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	100,167
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	478,212
Total	478,212
Accumulated Depreciation	150,522
Malls | Coral Square, Coral Springs (Miami), FL
Initial Cost
Land	13,556
Buildings and Improvements	93,630
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	19,025
Gross Amounts At Which Carried At Close of Period
Land	13,556
Buildings and Improvements	112,655
Total	126,211
Accumulated Depreciation	64,184
Malls | Cordova Mall, Pensacola, FL
Initial Cost
Land	18,626
Buildings and Improvements	73,091
Costs Capitalized Subsequent to Acquisition
Land	7,321
Buildings and Improvements	56,062
Gross Amounts At Which Carried At Close of Period
Land	25,947
Buildings and Improvements	129,153
Total	155,100
Accumulated Depreciation	45,228
Malls | Cottonwood Mall, Albuquerque, NM
Initial Cost
Land	10,122
Buildings and Improvements	69,958
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,704
Gross Amounts At Which Carried At Close of Period
Land	10,122
Buildings and Improvements	76,662
Total	86,784
Accumulated Depreciation	39,731
Malls | Domain, The, Austin, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	204,405
Initial Cost
Land	40,436
Buildings and Improvements	197,010
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	138,250
Gross Amounts At Which Carried At Close of Period
Land	40,436
Buildings and Improvements	335,260
Total	375,696
Accumulated Depreciation	66,311
Malls | Edison Mall, Fort Myers, FL
Initial Cost
Land	11,529
Buildings and Improvements	107,350
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	31,240
Gross Amounts At Which Carried At Close of Period
Land	11,529
Buildings and Improvements	138,590
Total	150,119
Accumulated Depreciation	56,765
Malls | Empire Mall, Sioux Falls, SD
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	176,300
Initial Cost
Land	35,998
Buildings and Improvements	192,186
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,454
Gross Amounts At Which Carried At Close of Period
Land	35,998
Buildings and Improvements	195,640
Total	231,638
Accumulated Depreciation	7,443
Malls | Fashion Mall at Keystone, The, Indianapolis, IN
Initial Cost
Buildings and Improvements	120,579
Costs Capitalized Subsequent to Acquisition
Land	29,145
Buildings and Improvements	80,161
Gross Amounts At Which Carried At Close of Period
Land	29,145
Buildings and Improvements	200,740
Total	229,885
Accumulated Depreciation	73,035
Malls | Firewheel Town Center, Garland (Dallas), TX
Initial Cost
Land	8,485
Buildings and Improvements	82,716
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	28,814
Gross Amounts At Which Carried At Close of Period
Land	8,485
Buildings and Improvements	111,530
Total	120,015
Accumulated Depreciation	34,470
Malls | Forest Mall, Fond Du Lac, WI
Initial Cost
Land	721
Buildings and Improvements	4,491
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,864
Gross Amounts At Which Carried At Close of Period
Land	721
Buildings and Improvements	13,355
Total	14,076
Accumulated Depreciation	8,885
Malls | Forum Shops at Caesars, The, Las Vegas, NV
Initial Cost
Buildings and Improvements	276,567
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	219,010
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	495,577
Total	495,577
Accumulated Depreciation	174,529
Malls | Great Lakes Mall, Mentor (Cleveland), OH
Initial Cost
Land	12,302
Buildings and Improvements	100,362
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	22,491
Gross Amounts At Which Carried At Close of Period
Land	12,302
Buildings and Improvements	122,853
Total	135,155
Accumulated Depreciation	54,179
Malls | Greenwood Park Mall, Greenwood (Indianapolis), IN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	77,549
Initial Cost
Land	2,423
Buildings and Improvements	23,445
Costs Capitalized Subsequent to Acquisition
Land	5,253
Buildings and Improvements	115,808
Gross Amounts At Which Carried At Close of Period
Land	7,676
Buildings and Improvements	139,253
Total	146,929
Accumulated Depreciation	59,907
Malls | Gulf View Square, Port Richey (Tampa), FL
Initial Cost
Land	13,690
Buildings and Improvements	39,991
Costs Capitalized Subsequent to Acquisition
Land	1,688
Buildings and Improvements	17,882
Gross Amounts At Which Carried At Close of Period
Land	15,378
Buildings and Improvements	57,873
Total	73,251
Accumulated Depreciation	28,468
Malls | Haywood Mall, Greenville, SC
Initial Cost
Land	11,585
Buildings and Improvements	133,893
Costs Capitalized Subsequent to Acquisition
Land	6
Buildings and Improvements	21,633
Gross Amounts At Which Carried At Close of Period
Land	11,591
Buildings and Improvements	155,526
Total	167,117
Accumulated Depreciation	78,018
Malls | Independence Center, Independence (Kansas City), MO
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	200,000
Initial Cost
Land	5,042
Buildings and Improvements	45,798
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	34,528
Gross Amounts At Which Carried At Close of Period
Land	5,042
Buildings and Improvements	80,326
Total	85,368
Accumulated Depreciation	38,595
Malls | Ingram Park Mall, San Antonio, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	142,009
Initial Cost
Land	733
Buildings and Improvements	17,163
Costs Capitalized Subsequent to Acquisition
Land	73
Buildings and Improvements	22,993
Gross Amounts At Which Carried At Close of Period
Land	806
Buildings and Improvements	40,156
Total	40,962
Accumulated Depreciation	25,147
Malls | Irving Mall, Irving (Dallas), TX
Initial Cost
Land	6,737
Buildings and Improvements	17,479
Costs Capitalized Subsequent to Acquisition
Land	2,533
Buildings and Improvements	39,951
Gross Amounts At Which Carried At Close of Period
Land	9,270
Buildings and Improvements	57,430
Total	66,700
Accumulated Depreciation	35,859
Malls | Jefferson Valley Mall, Yorktown Heights (New York), NY
Initial Cost
Land	4,868
Buildings and Improvements	30,304
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	26,948
Gross Amounts At Which Carried At Close of Period
Land	4,868
Buildings and Improvements	57,252
Total	62,120
Accumulated Depreciation	34,350
Malls | King of Prussia - The Court & The Plaza, King of Prussia (Philadelphia), PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	137,022
Initial Cost
Land	175,063
Buildings and Improvements	1,128,200
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	38,109
Gross Amounts At Which Carried At Close of Period
Land	175,063
Buildings and Improvements	1,166,309
Total	1,341,372
Accumulated Depreciation	57,957
Malls | Knoxville Center, Knoxville, TN
Initial Cost
Land	5,006
Buildings and Improvements	21,617
Costs Capitalized Subsequent to Acquisition
Land	3,712
Buildings and Improvements	32,740
Gross Amounts At Which Carried At Close of Period
Land	8,718
Buildings and Improvements	54,357
Total	63,075
Accumulated Depreciation	33,102
Malls | La Plaza Mall, McAllen, TX
Initial Cost
Land	1,375
Buildings and Improvements	9,828
Costs Capitalized Subsequent to Acquisition
Land	6,569
Buildings and Improvements	49,809
Gross Amounts At Which Carried At Close of Period
Land	7,944
Buildings and Improvements	59,637
Total	67,581
Accumulated Depreciation	27,555
Malls | Laguna Hills Mall, Laguna Hills (Los Angeles), CA
Initial Cost
Land	27,928
Buildings and Improvements	55,446
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14,865
Gross Amounts At Which Carried At Close of Period
Land	27,928
Buildings and Improvements	70,311
Total	98,239
Accumulated Depreciation	30,324
Malls | Lakeline Mall, Cedar Park (Austin), TX
Initial Cost
Land	10,088
Buildings and Improvements	81,568
Costs Capitalized Subsequent to Acquisition
Land	14
Buildings and Improvements	16,465
Gross Amounts At Which Carried At Close of Period
Land	10,102
Buildings and Improvements	98,033
Total	108,135
Accumulated Depreciation	45,620
Malls | Lenox Square, Atlanta, GA
Initial Cost
Land	38,058
Buildings and Improvements	492,411
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	70,361
Gross Amounts At Which Carried At Close of Period
Land	38,058
Buildings and Improvements	562,772
Total	600,830
Accumulated Depreciation	223,056
Malls | Lima Mall, Lima, OH
Initial Cost
Land	7,659
Buildings and Improvements	35,338
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,126
Gross Amounts At Which Carried At Close of Period
Land	7,659
Buildings and Improvements	48,464
Total	56,123
Accumulated Depreciation	24,387
Malls | Lincolnwood Town Center, Lincolnwood (Chicago), IL
Initial Cost
Land	7,834
Buildings and Improvements	63,480
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,609
Gross Amounts At Which Carried At Close of Period
Land	7,834
Buildings and Improvements	71,089
Total	78,923
Accumulated Depreciation	42,987
Malls | Lindale Mall, Cedar Rapids, IA
Initial Cost
Land	14,106
Buildings and Improvements	58,286
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,213
Gross Amounts At Which Carried At Close of Period
Land	14,106
Buildings and Improvements	59,499
Total	73,605
Accumulated Depreciation	3,091
Malls | Livingston Mall, Livingston (New York), NJ
Initial Cost
Land	22,214
Buildings and Improvements	105,250
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	43,362
Gross Amounts At Which Carried At Close of Period
Land	22,214
Buildings and Improvements	148,612
Total	170,826
Accumulated Depreciation	55,154
Malls | Longview Mall, Longview, TX
Initial Cost
Land	259
Buildings and Improvements	3,567
Costs Capitalized Subsequent to Acquisition
Land	124
Buildings and Improvements	8,762
Gross Amounts At Which Carried At Close of Period
Land	383
Buildings and Improvements	12,329
Total	12,712
Accumulated Depreciation	7,001
Malls | Mall at Chestnut Hill, The, Chestnut Hill (Boston), MA
Initial Cost
Land	449
Buildings and Improvements	25,102
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,774
Gross Amounts At Which Carried At Close of Period
Land	449
Buildings and Improvements	30,876
Total	31,325
Accumulated Depreciation	4,400
Malls | Mall of Georgia, Buford (Atlanta), GA
Initial Cost
Land	47,492
Buildings and Improvements	326,633
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,563
Gross Amounts At Which Carried At Close of Period
Land	47,492
Buildings and Improvements	333,196
Total	380,688
Accumulated Depreciation	114,566
Malls | Maplewood Mall, St. Paul (Minneapolis), MN
Initial Cost
Land	17,119
Buildings and Improvements	80,758
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	23,994
Gross Amounts At Which Carried At Close of Period
Land	17,119
Buildings and Improvements	104,752
Total	121,871
Accumulated Depreciation	34,363
Malls | Markland Mall, Kokomo, IN
Initial Cost
Buildings and Improvements	7,568
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,355
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	23,923
Total	23,923
Accumulated Depreciation	12,193
Malls | McCain Mall, N. Little Rock, AR
Initial Cost
Buildings and Improvements	9,515
Costs Capitalized Subsequent to Acquisition
Land	10,530
Buildings and Improvements	24,179
Gross Amounts At Which Carried At Close of Period
Land	10,530
Buildings and Improvements	33,694
Total	44,224
Accumulated Depreciation	7,931
Malls | Melbourne Square, Melbourne, FL
Initial Cost
Land	15,762
Buildings and Improvements	55,891
Costs Capitalized Subsequent to Acquisition
Land	4,160
Buildings and Improvements	28,565
Gross Amounts At Which Carried At Close of Period
Land	19,922
Buildings and Improvements	84,456
Total	104,378
Accumulated Depreciation	36,439
Malls | Menlo Park Mall, Edison (New York), NJ
Initial Cost
Land	65,684
Buildings and Improvements	223,252
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	42,010
Gross Amounts At Which Carried At Close of Period
Land	65,684
Buildings and Improvements	265,262
Total	330,946
Accumulated Depreciation	118,948
Malls | Mesa Mall, Grand Junction, CO
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	87,250
Initial Cost
Land	12,784
Buildings and Improvements	80,639
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	479
Gross Amounts At Which Carried At Close of Period
Land	12,784
Buildings and Improvements	81,118
Total	93,902
Accumulated Depreciation	4,330
Malls | Midland Park Mall, Midland, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	84,664
Initial Cost
Land	687
Buildings and Improvements	9,213
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	23,098
Gross Amounts At Which Carried At Close of Period
Land	687
Buildings and Improvements	32,311
Total	32,998
Accumulated Depreciation	17,344
Malls | Miller Hill Mall, Duluth, MN
Initial Cost
Land	2,965
Buildings and Improvements	18,092
Costs Capitalized Subsequent to Acquisition
Land	1,811
Buildings and Improvements	30,560
Gross Amounts At Which Carried At Close of Period
Land	4,776
Buildings and Improvements	48,652
Total	53,428
Accumulated Depreciation	34,316
Malls | Montgomery Mall, North Wales (Philadelphia), PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	82,303
Initial Cost
Land	27,105
Buildings and Improvements	86,915
Costs Capitalized Subsequent to Acquisition
Land	2,279
Buildings and Improvements	38,443
Gross Amounts At Which Carried At Close of Period
Land	29,384
Buildings and Improvements	125,358
Total	154,742
Accumulated Depreciation	40,300
Malls | Muncie Mall, Muncie, IN
Initial Cost
Land	172
Buildings and Improvements	5,776
Costs Capitalized Subsequent to Acquisition
Land	52
Buildings and Improvements	27,587
Gross Amounts At Which Carried At Close of Period
Land	224
Buildings and Improvements	33,363
Total	33,587
Accumulated Depreciation	19,415
Malls | North East Mall, Hurst (Dallas), TX
Initial Cost
Land	128
Buildings and Improvements	12,966
Costs Capitalized Subsequent to Acquisition
Land	19,010
Buildings and Improvements	150,838
Gross Amounts At Which Carried At Close of Period
Land	19,138
Buildings and Improvements	163,804
Total	182,942
Accumulated Depreciation	81,628
Malls | Northfield Square, Bourbonnais, IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,894
Initial Cost
Land	362
Buildings and Improvements	53,396
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,362
Gross Amounts At Which Carried At Close of Period
Land	362
Buildings and Improvements	56,758
Total	57,120
Accumulated Depreciation	37,771
Malls | Northgate Mall, Seattle, WA
Initial Cost
Land	24,369
Buildings and Improvements	115,992
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	96,300
Gross Amounts At Which Carried At Close of Period
Land	24,369
Buildings and Improvements	212,292
Total	236,661
Accumulated Depreciation	82,221
Malls | Northlake Mall, Atlanta, GA
Initial Cost
Land	33,400
Buildings and Improvements	98,035
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,694
Gross Amounts At Which Carried At Close of Period
Land	33,400
Buildings and Improvements	101,729
Total	135,129
Accumulated Depreciation	67,719
Malls | Northwoods Mall, Peoria, IL
Initial Cost
Land	1,185
Buildings and Improvements	12,779
Costs Capitalized Subsequent to Acquisition
Land	2,164
Buildings and Improvements	38,570
Gross Amounts At Which Carried At Close of Period
Land	3,349
Buildings and Improvements	51,349
Total	54,698
Accumulated Depreciation	31,587
Malls | Oak Court Mall, Memphis, TN
Initial Cost
Land	15,673
Buildings and Improvements	57,304
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,622
Gross Amounts At Which Carried At Close of Period
Land	15,673
Buildings and Improvements	66,926
Total	82,599
Accumulated Depreciation	33,577
Malls | Ocean County Mall, Toms River (New York), NJ
Initial Cost
Land	20,404
Buildings and Improvements	124,945
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	29,219
Gross Amounts At Which Carried At Close of Period
Land	20,404
Buildings and Improvements	154,164
Total	174,568
Accumulated Depreciation	62,088
Malls | Orange Park Mall, Orange Park (Jacksonville), FL
Initial Cost
Land	12,998
Buildings and Improvements	65,121
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	41,605
Gross Amounts At Which Carried At Close of Period
Land	12,998
Buildings and Improvements	106,726
Total	119,724
Accumulated Depreciation	51,597
Malls | Orland Square, Orland Park (Chicago), IL
Initial Cost
Land	35,514
Buildings and Improvements	129,906
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	42,165
Gross Amounts At Which Carried At Close of Period
Land	35,514
Buildings and Improvements	172,071
Total	207,585
Accumulated Depreciation	71,335
Malls | Oxford Valley Mall, Langhorne (Philadelphia), PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	68,870
Initial Cost
Land	24,544
Buildings and Improvements	100,287
Costs Capitalized Subsequent to Acquisition
Land	2,279
Buildings and Improvements	10,622
Gross Amounts At Which Carried At Close of Period
Land	26,823
Buildings and Improvements	110,909
Total	137,732
Accumulated Depreciation	62,695
Malls | Paddock Mall, Ocala, FL
Initial Cost
Land	11,198
Buildings and Improvements	39,727
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	21,179
Gross Amounts At Which Carried At Close of Period
Land	11,198
Buildings and Improvements	60,906
Total	72,104
Accumulated Depreciation	24,616
Malls | Penn Square Mall, Oklahoma City, OK
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	96,422
Initial Cost
Land	2,043
Buildings and Improvements	155,958
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	36,779
Gross Amounts At Which Carried At Close of Period
Land	2,043
Buildings and Improvements	192,737
Total	194,780
Accumulated Depreciation	82,924
Malls | Pheasant Lane Mall, Nashua, NH
Initial Cost
Land	3,902
Buildings and Improvements	155,068
Costs Capitalized Subsequent to Acquisition
Land	550
Buildings and Improvements	43,692
Gross Amounts At Which Carried At Close of Period
Land	4,452
Buildings and Improvements	198,760
Total	203,212
Accumulated Depreciation	68,554
Malls | Phipps Plaza, Atlanta, GA
Initial Cost
Land	16,725
Buildings and Improvements	210,610
Costs Capitalized Subsequent to Acquisition
Land	2,225
Buildings and Improvements	37,651
Gross Amounts At Which Carried At Close of Period
Land	18,950
Buildings and Improvements	248,261
Total	267,211
Accumulated Depreciation	99,917
Malls | Plaza Carolina, Carolina (San Juan), PR
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	180,271
Initial Cost
Land	15,493
Buildings and Improvements	279,560
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	47,922
Gross Amounts At Which Carried At Close of Period
Land	15,493
Buildings and Improvements	327,482
Total	342,975
Accumulated Depreciation	87,560
Malls | Port Charlotte Town Center, Port Charlotte, FL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	47,074
Initial Cost
Land	5,471
Buildings and Improvements	58,570
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,535
Gross Amounts At Which Carried At Close of Period
Land	5,471
Buildings and Improvements	74,105
Total	79,576
Accumulated Depreciation	37,559
Malls | Prien Lake Mall, Lake Charles, LA
Initial Cost
Land	1,842
Buildings and Improvements	2,813
Costs Capitalized Subsequent to Acquisition
Land	3,053
Buildings and Improvements	40,794
Gross Amounts At Which Carried At Close of Period
Land	4,895
Buildings and Improvements	43,607
Total	48,502
Accumulated Depreciation	23,019
Malls | Richmond Town Square, Richmond Heights (Cleveland), OH
Initial Cost
Land	2,600
Buildings and Improvements	12,112
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	55,979
Gross Amounts At Which Carried At Close of Period
Land	2,600
Buildings and Improvements	68,091
Total	70,691
Accumulated Depreciation	49,129
Malls | River Oaks Center, Calumet City (Chicago), IL
Initial Cost
Land	30,560
Buildings and Improvements	101,224
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,187
Gross Amounts At Which Carried At Close of Period
Land	30,560
Buildings and Improvements	113,411
Total	143,971
Accumulated Depreciation	52,256
Malls | Rockaway Townsquare, Rockaway (New York), NJ
Initial Cost
Land	41,918
Buildings and Improvements	212,257
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	39,672
Gross Amounts At Which Carried At Close of Period
Land	41,918
Buildings and Improvements	251,929
Total	293,847
Accumulated Depreciation	97,163
Malls | Rolling Oaks Mall, San Antonio, TX
Initial Cost
Land	1,929
Buildings and Improvements	38,609
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,768
Gross Amounts At Which Carried At Close of Period
Land	1,929
Buildings and Improvements	52,377
Total	54,306
Accumulated Depreciation	30,420
Malls | Roosevelt Field, Garden City (New York), NY
Initial Cost
Land	163,160
Buildings and Improvements	702,008
Costs Capitalized Subsequent to Acquisition
Land	48
Buildings and Improvements	48,594
Gross Amounts At Which Carried At Close of Period
Land	163,208
Buildings and Improvements	750,602
Total	913,810
Accumulated Depreciation	300,608
Malls | Ross Park Mall, Pittsburgh, PA
Initial Cost
Land	23,541
Buildings and Improvements	90,203
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	85,760
Gross Amounts At Which Carried At Close of Period
Land	23,541
Buildings and Improvements	175,963
Total	199,504
Accumulated Depreciation	80,243
Malls | Rushmore Mall, Rapid City, SD
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	94,000
Initial Cost
Land	18,839
Buildings and Improvements	67,364
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	662
Gross Amounts At Which Carried At Close of Period
Land	18,839
Buildings and Improvements	68,026
Total	86,865
Accumulated Depreciation	4,410
Malls | Santa Rosa Plaza, Santa Rosa, CA
Initial Cost
Land	10,400
Buildings and Improvements	87,864
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	24,670
Gross Amounts At Which Carried At Close of Period
Land	10,400
Buildings and Improvements	112,534
Total	122,934
Accumulated Depreciation	42,272
Malls | Shops at Riverside, The, Hackensack (New York), NJ
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	130,000
Initial Cost
Land	13,521
Buildings and Improvements	238,746
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,629
Gross Amounts At Which Carried At Close of Period
Land	13,521
Buildings and Improvements	241,375
Total	254,896
Accumulated Depreciation	7,283
Malls | South Hills Village, Pittsburgh, PA
Initial Cost
Land	23,445
Buildings and Improvements	125,840
Costs Capitalized Subsequent to Acquisition
Land	1,472
Buildings and Improvements	43,463
Gross Amounts At Which Carried At Close of Period
Land	24,917
Buildings and Improvements	169,303
Total	194,220
Accumulated Depreciation	63,938
Malls | South Shore Plaza, Braintree (Boston), MA
Initial Cost
Land	101,200
Buildings and Improvements	301,495
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	156,347
Gross Amounts At Which Carried At Close of Period
Land	101,200
Buildings and Improvements	457,842
Total	559,042
Accumulated Depreciation	148,427
Malls | Southdale Center, Edina (Minneapolis), MN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	152,834
Initial Cost
Land	43,154
Buildings and Improvements	184,967
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	28,426
Gross Amounts At Which Carried At Close of Period
Land	43,154
Buildings and Improvements	213,393
Total	256,547
Accumulated Depreciation	5,976
Malls | Southern Hills Mall, Sioux City, IA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	101,500
Initial Cost
Land	15,025
Buildings and Improvements	75,984
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	483
Gross Amounts At Which Carried At Close of Period
Land	15,025
Buildings and Improvements	76,467
Total	91,492
Accumulated Depreciation	4,204
Malls | Southern Park Mall, Youngstown, OH
Initial Cost
Land	16,982
Buildings and Improvements	77,767
Costs Capitalized Subsequent to Acquisition
Land	97
Buildings and Improvements	26,514
Gross Amounts At Which Carried At Close of Period
Land	17,079
Buildings and Improvements	104,281
Total	121,360
Accumulated Depreciation	49,986
Malls | SouthPark, Charlotte, NC
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	191,933
Initial Cost
Land	42,092
Buildings and Improvements	188,055
Costs Capitalized Subsequent to Acquisition
Land	100
Buildings and Improvements	169,654
Gross Amounts At Which Carried At Close of Period
Land	42,192
Buildings and Improvements	357,709
Total	399,901
Accumulated Depreciation	131,496
Malls | Southridge Mall, Greendale (Milwaukee), WI
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	124,000
Initial Cost
Land	12,284
Buildings and Improvements	129,411
Costs Capitalized Subsequent to Acquisition
Land	2,389
Buildings and Improvements	14,879
Gross Amounts At Which Carried At Close of Period
Land	14,673
Buildings and Improvements	144,290
Total	158,963
Accumulated Depreciation	5,067
Malls | St. Charles Towne Center, Waldorf (Washington, D.C.), MD
Initial Cost
Land	7,710
Buildings and Improvements	52,934
Costs Capitalized Subsequent to Acquisition
Land	1,180
Buildings and Improvements	30,482
Gross Amounts At Which Carried At Close of Period
Land	8,890
Buildings and Improvements	83,416
Total	92,306
Accumulated Depreciation	44,345
Malls | Stanford Shopping Center, Palo Alto (San Francisco), CA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	240,000
Initial Cost
Buildings and Improvements	339,537
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14,593
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	354,130
Total	354,130
Accumulated Depreciation	100,075
Malls | Summit Mall, Akron, OH
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	65,000
Initial Cost
Land	15,374
Buildings and Improvements	51,137
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	45,290
Gross Amounts At Which Carried At Close of Period
Land	15,374
Buildings and Improvements	96,427
Total	111,801
Accumulated Depreciation	40,458
Malls | Sunland Park Mall, El Paso, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	29,626
Initial Cost
Land	2,896
Buildings and Improvements	28,900
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,462
Gross Amounts At Which Carried At Close of Period
Land	2,896
Buildings and Improvements	38,362
Total	41,258
Accumulated Depreciation	24,744
Malls | Tacoma Mall, Tacoma (Seattle), WA
Initial Cost
Land	37,803
Buildings and Improvements	125,826
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	83,980
Gross Amounts At Which Carried At Close of Period
Land	37,803
Buildings and Improvements	209,806
Total	247,609
Accumulated Depreciation	84,581
Malls | Tippecanoe Mall, Lafayette, IN
Initial Cost
Land	2,897
Buildings and Improvements	8,439
Costs Capitalized Subsequent to Acquisition
Land	5,517
Buildings and Improvements	46,612
Gross Amounts At Which Carried At Close of Period
Land	8,414
Buildings and Improvements	55,051
Total	63,465
Accumulated Depreciation	36,266
Malls | Town Center at Aurora, Aurora (Denver), CO
Initial Cost
Land	9,959
Buildings and Improvements	56,832
Costs Capitalized Subsequent to Acquisition
Land	6
Buildings and Improvements	57,375
Gross Amounts At Which Carried At Close of Period
Land	9,965
Buildings and Improvements	114,207
Total	124,172
Accumulated Depreciation	54,298
Malls | Town Center at Boca Raton, Boca Raton (Miami), FL
Initial Cost
Land	64,200
Buildings and Improvements	307,317
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	163,508
Gross Amounts At Which Carried At Close of Period
Land	64,200
Buildings and Improvements	470,825
Total	535,025
Accumulated Depreciation	183,348
Malls | Town Center at Cobb, Kennesaw (Atlanta), GA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	200,000
Initial Cost
Land	32,355
Buildings and Improvements	158,225
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	17,561
Gross Amounts At Which Carried At Close of Period
Land	32,355
Buildings and Improvements	175,786
Total	208,141
Accumulated Depreciation	72,445
Malls | Towne East Square, Wichita, KS
Initial Cost
Land	8,525
Buildings and Improvements	18,479
Costs Capitalized Subsequent to Acquisition
Land	4,108
Buildings and Improvements	43,045
Gross Amounts At Which Carried At Close of Period
Land	12,633
Buildings and Improvements	61,524
Total	74,157
Accumulated Depreciation	36,939
Malls | Towne West Square, Wichita, KS
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	49,998
Initial Cost
Land	972
Buildings and Improvements	21,203
Costs Capitalized Subsequent to Acquisition
Land	61
Buildings and Improvements	13,061
Gross Amounts At Which Carried At Close of Period
Land	1,033
Buildings and Improvements	34,264
Total	35,297
Accumulated Depreciation	22,329
Malls | Treasure Coast Square, Jensen Beach, FL
Initial Cost
Land	11,124
Buildings and Improvements	72,990
Costs Capitalized Subsequent to Acquisition
Land	3,067
Buildings and Improvements	37,072
Gross Amounts At Which Carried At Close of Period
Land	14,191
Buildings and Improvements	110,062
Total	124,253
Accumulated Depreciation	51,005
Malls | Tyrone Square, St. Petersburg (Tampa), FL
Initial Cost
Land	15,638
Buildings and Improvements	120,962
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	32,185
Gross Amounts At Which Carried At Close of Period
Land	15,638
Buildings and Improvements	153,147
Total	168,785
Accumulated Depreciation	70,132
Malls | University Park Mall, Mishawaka, IN
Initial Cost
Land	16,768
Buildings and Improvements	112,158
Costs Capitalized Subsequent to Acquisition
Land	7,000
Buildings and Improvements	53,686
Gross Amounts At Which Carried At Close of Period
Land	23,768
Buildings and Improvements	165,844
Total	189,612
Accumulated Depreciation	118,204
Malls | Upper Valley Mall, Springfield, OH
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	44,060
Initial Cost
Land	8,421
Buildings and Improvements	38,745
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,746
Gross Amounts At Which Carried At Close of Period
Land	8,421
Buildings and Improvements	49,491
Total	57,912
Accumulated Depreciation	23,549
Malls | Valle Vista Mall, Harlingen, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	40,000
Initial Cost
Land	1,398
Buildings and Improvements	17,159
Costs Capitalized Subsequent to Acquisition
Land	329
Buildings and Improvements	20,701
Gross Amounts At Which Carried At Close of Period
Land	1,727
Buildings and Improvements	37,860
Total	39,587
Accumulated Depreciation	22,531
Malls | Virginia Center Commons, Glen Allen, VA
Initial Cost
Land	9,764
Buildings and Improvements	50,547
Costs Capitalized Subsequent to Acquisition
Land	4,149
Buildings and Improvements	14,528
Gross Amounts At Which Carried At Close of Period
Land	13,913
Buildings and Improvements	65,075
Total	78,988
Accumulated Depreciation	27,445
Malls | Walt Whitman Shops, Huntington Station (New York), NY
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	118,262
Initial Cost
Land	51,700
Buildings and Improvements	111,258
Costs Capitalized Subsequent to Acquisition
Land	3,789
Buildings and Improvements	74,283
Gross Amounts At Which Carried At Close of Period
Land	55,489
Buildings and Improvements	185,541
Total	241,030
Accumulated Depreciation	74,742
Malls | Washington Square, Indianapolis, IN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,749
Initial Cost
Land	6,319
Buildings and Improvements	36,495
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,673
Gross Amounts At Which Carried At Close of Period
Land	6,319
Buildings and Improvements	48,168
Total	54,487
Accumulated Depreciation	45,266
Malls | West Ridge Mall, Topeka, KS
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	65,778
Initial Cost
Land	5,453
Buildings and Improvements	34,132
Costs Capitalized Subsequent to Acquisition
Land	1,168
Buildings and Improvements	23,810
Gross Amounts At Which Carried At Close of Period
Land	6,621
Buildings and Improvements	57,942
Total	64,563
Accumulated Depreciation	31,382
Malls | Westminster Mall, Westminster (Los Angeles), CA
Initial Cost
Land	43,464
Buildings and Improvements	84,709
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	34,387
Gross Amounts At Which Carried At Close of Period
Land	43,464
Buildings and Improvements	119,096
Total	162,560
Accumulated Depreciation	47,449
Malls | White Oaks Mall, Springfield, IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	50,000
Initial Cost
Land	3,024
Buildings and Improvements	35,692
Costs Capitalized Subsequent to Acquisition
Land	2,102
Buildings and Improvements	54,921
Gross Amounts At Which Carried At Close of Period
Land	5,126
Buildings and Improvements	90,613
Total	95,739
Accumulated Depreciation	35,220
Malls | Wolfchase Galleria, Memphis, TN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	225,000
Initial Cost
Land	15,881
Buildings and Improvements	128,276
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,197
Gross Amounts At Which Carried At Close of Period
Land	15,881
Buildings and Improvements	139,473
Total	155,354
Accumulated Depreciation	64,214
Malls | Woodland Hills Mall, Tulsa, OK
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	94,036
Initial Cost
Land	34,211
Buildings and Improvements	187,123
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,645
Gross Amounts At Which Carried At Close of Period
Land	34,211
Buildings and Improvements	202,768
Total	236,979
Accumulated Depreciation	83,941
Premium Outlets | Albertville Premium Outlets, Albertville (Minneapolis), MN
Initial Cost
Land	3,900
Buildings and Improvements	97,059
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,771
Gross Amounts At Which Carried At Close of Period
Land	3,900
Buildings and Improvements	101,830
Total	105,730
Accumulated Depreciation	33,371
Premium Outlets | Allen Premium Outlets, Allen (Dallas), TX
Initial Cost
Land	13,855
Buildings and Improvements	43,687
Costs Capitalized Subsequent to Acquisition
Land	97
Buildings and Improvements	13,640
Gross Amounts At Which Carried At Close of Period
Land	13,952
Buildings and Improvements	57,327
Total	71,279
Accumulated Depreciation	20,626
Premium Outlets | Aurora Farms Premium Outlets, Aurora (Cleveland), OH
Initial Cost
Land	2,370
Buildings and Improvements	24,326
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,801
Gross Amounts At Which Carried At Close of Period
Land	2,370
Buildings and Improvements	28,127
Total	30,497
Accumulated Depreciation	16,611
Premium Outlets | Birch Run Premium Outlets, Birch Run (Detroit), MI
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	105,967
Initial Cost
Land	11,560
Buildings and Improvements	77,856
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,185
Gross Amounts At Which Carried At Close of Period
Land	11,560
Buildings and Improvements	80,041
Total	91,601
Accumulated Depreciation	10,066
Premium Outlets | Calhoun Premium Outlets, Calhoun, GA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	20,368
Initial Cost
Land	1,745
Buildings and Improvements	12,529
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	223
Gross Amounts At Which Carried At Close of Period
Land	1,745
Buildings and Improvements	12,752
Total	14,497
Accumulated Depreciation	3,408
Premium Outlets | Camarillo Premium Outlets, Camarillo (Los Angeles), CA
Initial Cost
Land	16,670
Buildings and Improvements	224,721
Costs Capitalized Subsequent to Acquisition
Land	482
Buildings and Improvements	63,684
Gross Amounts At Which Carried At Close of Period
Land	17,152
Buildings and Improvements	288,405
Total	305,557
Accumulated Depreciation	76,517
Premium Outlets | Carlsbad Premium Outlets, Carlsbad (San Diego), CA
Initial Cost
Land	12,890
Buildings and Improvements	184,990
Costs Capitalized Subsequent to Acquisition
Land	96
Buildings and Improvements	2,768
Gross Amounts At Which Carried At Close of Period
Land	12,986
Buildings and Improvements	187,758
Total	200,744
Accumulated Depreciation	49,589
Premium Outlets | Carolina Premium Outlets, Smithfield (Raleigh), NC
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	50,423
Initial Cost
Land	3,175
Buildings and Improvements	59,863
Costs Capitalized Subsequent to Acquisition
Land	5,311
Buildings and Improvements	3,719
Gross Amounts At Which Carried At Close of Period
Land	8,486
Buildings and Improvements	63,582
Total	72,068
Accumulated Depreciation	24,339
Premium Outlets | Chicago Premium Outlets, Aurora (Chicago), IL
Initial Cost
Land	659
Buildings and Improvements	118,005
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,926
Gross Amounts At Which Carried At Close of Period
Land	659
Buildings and Improvements	121,931
Total	122,590
Accumulated Depreciation	42,486
Premium Outlets | Cincinnati Premium Outlets, Monroe (Cincinnati), OH
Initial Cost
Land	14,117
Buildings and Improvements	71,520
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,318
Gross Amounts At Which Carried At Close of Period
Land	14,117
Buildings and Improvements	75,838
Total	89,955
Accumulated Depreciation	13,306
Premium Outlets | Clinton Crossing Premium Outlets, Clinton, CT
Initial Cost
Land	2,060
Buildings and Improvements	107,556
Costs Capitalized Subsequent to Acquisition
Land	1,532
Buildings and Improvements	2,340
Gross Amounts At Which Carried At Close of Period
Land	3,592
Buildings and Improvements	109,896
Total	113,488
Accumulated Depreciation	34,390
Premium Outlets | Columbia Gorge Premium Outlets, Troutdale (Portland), OR
Initial Cost
Land	7,900
Buildings and Improvements	16,492
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,797
Gross Amounts At Which Carried At Close of Period
Land	7,900
Buildings and Improvements	19,289
Total	27,189
Accumulated Depreciation	8,939
Premium Outlets | Desert Hills Premium Outlets, Cabazon (Palm Springs), CA
Initial Cost
Land	3,440
Buildings and Improvements	338,679
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,236
Gross Amounts At Which Carried At Close of Period
Land	3,440
Buildings and Improvements	347,915
Total	351,355
Accumulated Depreciation	87,907
Premium Outlets | Edinburgh Premium Outlets, Edinburgh (Indianapolis), IN
Initial Cost
Land	2,857
Buildings and Improvements	47,309
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,565
Gross Amounts At Which Carried At Close of Period
Land	2,857
Buildings and Improvements	59,874
Total	62,731
Accumulated Depreciation	21,592
Premium Outlets | Ellenton Premium Outlets, Ellenton (Tampa), FL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	104,311
Initial Cost
Land	15,807
Buildings and Improvements	182,412
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,749
Gross Amounts At Which Carried At Close of Period
Land	15,807
Buildings and Improvements	185,161
Total	200,968
Accumulated Depreciation	25,617
Premium Outlets | Folsom Premium Outlets, Folsom (Sacramento), CA
Initial Cost
Land	9,060
Buildings and Improvements	50,281
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,751
Gross Amounts At Which Carried At Close of Period
Land	9,060
Buildings and Improvements	54,032
Total	63,092
Accumulated Depreciation	21,344
Premium Outlets | Gaffney Premium Outlets, Gaffney (Greenville/Charlotte), SC
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	36,964
Initial Cost
Land	4,056
Buildings and Improvements	32,371
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,417
Gross Amounts At Which Carried At Close of Period
Land	4,056
Buildings and Improvements	33,788
Total	37,844
Accumulated Depreciation	5,084
Premium Outlets | Gilroy Premium Outlets, Gilroy (San Jose), CA
Initial Cost
Land	9,630
Buildings and Improvements	194,122
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,743
Gross Amounts At Which Carried At Close of Period
Land	9,630
Buildings and Improvements	200,865
Total	210,495
Accumulated Depreciation	61,503
Premium Outlets | Grand Prairie Premium Outlets, Grand Prairie (Dallas), TX
Initial Cost
Land	9,497
Buildings and Improvements	201,586
Gross Amounts At Which Carried At Close of Period
Land	9,497
Buildings and Improvements	201,586
Total	211,083
Accumulated Depreciation	1,581
Premium Outlets | Grove City Premium Outlets, Grove City (Pittsburgh), PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	112,611
Initial Cost
Land	6,421
Buildings and Improvements	121,880
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,049
Gross Amounts At Which Carried At Close of Period
Land	6,421
Buildings and Improvements	122,929
Total	129,350
Accumulated Depreciation	18,480
Premium Outlets | Gulfport Premium Outlets, Gulfport, MS
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,124
Initial Cost
Buildings and Improvements	27,949
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	756
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	28,705
Total	28,705
Accumulated Depreciation	4,716
Premium Outlets | Hagerstown Premium Outlets, Hagerstown (Baltimore/Washington DC), MD
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	89,037
Initial Cost
Land	3,576
Buildings and Improvements	85,883
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	355
Gross Amounts At Which Carried At Close of Period
Land	3,576
Buildings and Improvements	86,238
Total	89,814
Accumulated Depreciation	10,973
Premium Outlets | Houston Premium Outlets, Cypress (Houston), TX
Initial Cost
Land	9,090
Buildings and Improvements	69,350
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	47,261
Gross Amounts At Which Carried At Close of Period
Land	9,090
Buildings and Improvements	116,611
Total	125,701
Accumulated Depreciation	21,868
Premium Outlets | Jackson Premium Outlets, Jackson (New York), NJ
Initial Cost
Land	6,413
Buildings and Improvements	104,013
Costs Capitalized Subsequent to Acquisition
Land	3
Buildings and Improvements	4,554
Gross Amounts At Which Carried At Close of Period
Land	6,416
Buildings and Improvements	108,567
Total	114,983
Accumulated Depreciation	28,934
Premium Outlets | Jersey Shore Premium Outlets, Tinton Falls (New York), NJ
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	69,882
Initial Cost
Land	15,390
Buildings and Improvements	50,979
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	74,770
Gross Amounts At Which Carried At Close of Period
Land	15,390
Buildings and Improvements	125,749
Total	141,139
Accumulated Depreciation	24,880
Premium Outlets | Johnson Creek Premium Outlets, Johnson Creek, WI
Initial Cost
Land	2,800
Buildings and Improvements	39,546
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,785
Gross Amounts At Which Carried At Close of Period
Land	2,800
Buildings and Improvements	45,331
Total	48,131
Accumulated Depreciation	13,963
Premium Outlets | Kittery Premium Outlets, Kittery , ME
Initial Cost
Land	11,832
Buildings and Improvements	94,994
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,525
Gross Amounts At Which Carried At Close of Period
Land	11,832
Buildings and Improvements	101,519
Total	113,351
Accumulated Depreciation	25,052
Premium Outlets | Las Americas Premium Outlets, San Diego, CA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	180,000
Initial Cost
Land	45,168
Buildings and Improvements	251,878
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,673
Gross Amounts At Which Carried At Close of Period
Land	45,168
Buildings and Improvements	257,551
Total	302,719
Accumulated Depreciation	40,325
Premium Outlets | Las Vegas Premium Outlets - North, Las Vegas, NV
Initial Cost
Land	25,435
Buildings and Improvements	134,973
Costs Capitalized Subsequent to Acquisition
Land	16,536
Buildings and Improvements	68,054
Gross Amounts At Which Carried At Close of Period
Land	41,971
Buildings and Improvements	203,027
Total	244,998
Accumulated Depreciation	58,867
Premium Outlets | Las Vegas Premium Outlets - South, Las Vegas, NV
Initial Cost
Land	13,085
Buildings and Improvements	160,777
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	22,512
Gross Amounts At Which Carried At Close of Period
Land	13,085
Buildings and Improvements	183,289
Total	196,374
Accumulated Depreciation	41,640
Premium Outlets | Lebanon Premium Outlets, Lebanon (Nashville), TN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	15,447
Initial Cost
Land	1,758
Buildings and Improvements	10,189
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	839
Gross Amounts At Which Carried At Close of Period
Land	1,758
Buildings and Improvements	11,028
Total	12,786
Accumulated Depreciation	1,955
Premium Outlets | Lee Premium Outlets, Lee, MA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	50,844
Initial Cost
Land	9,167
Buildings and Improvements	52,212
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	851
Gross Amounts At Which Carried At Close of Period
Land	9,167
Buildings and Improvements	53,063
Total	62,230
Accumulated Depreciation	8,290
Premium Outlets | Leesburg Corner Premium Outlets, Leesburg (Washington D.C.), VA
Initial Cost
Land	7,190
Buildings and Improvements	162,023
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,734
Gross Amounts At Which Carried At Close of Period
Land	7,190
Buildings and Improvements	165,757
Total	172,947
Accumulated Depreciation	53,590
Premium Outlets | Liberty Village Premium Outlets, Flemington (New York), NJ
Initial Cost
Land	5,670
Buildings and Improvements	28,904
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,904
Gross Amounts At Which Carried At Close of Period
Land	5,670
Buildings and Improvements	30,808
Total	36,478
Accumulated Depreciation	14,388
Premium Outlets | Lighthouse Place Premium Outlets, Michigan City, IN
Initial Cost
Land	6,630
Buildings and Improvements	94,138
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,570
Gross Amounts At Which Carried At Close of Period
Land	6,630
Buildings and Improvements	101,708
Total	108,338
Accumulated Depreciation	37,036
Premium Outlets | Livermore Premium Outlets, Livermore (San Francisco), CA
Initial Cost
Land	21,925
Buildings and Improvements	310,941
Gross Amounts At Which Carried At Close of Period
Land	21,925
Buildings and Improvements	310,941
Total	332,866
Accumulated Depreciation	1,401
Premium Outlets | Merrimack Premium Outlets, Merrimack, NH
Initial Cost
Land	17,028
Buildings and Improvements	118,428
Gross Amounts At Which Carried At Close of Period
Land	17,028
Buildings and Improvements	118,428
Total	135,456
Accumulated Depreciation	3,125
Premium Outlets | Napa Premium Outlets, Napa, CA
Initial Cost
Land	11,400
Buildings and Improvements	45,023
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,370
Gross Amounts At Which Carried At Close of Period
Land	11,400
Buildings and Improvements	47,393
Total	58,793
Accumulated Depreciation	16,094
Premium Outlets | North Bend Premium Outlets, North Bend (Seattle), WA
Initial Cost
Land	2,143
Buildings and Improvements	36,197
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,498
Gross Amounts At Which Carried At Close of Period
Land	2,143
Buildings and Improvements	38,695
Total	40,838
Accumulated Depreciation	10,248
Premium Outlets | North Georgia Premium Outlets, Dawsonville (Atlanta), GA
Initial Cost
Land	4,300
Buildings and Improvements	132,325
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,903
Gross Amounts At Which Carried At Close of Period
Land	4,300
Buildings and Improvements	134,228
Total	138,528
Accumulated Depreciation	41,324
Premium Outlets | Orlando Premium Outlets - International Dr, Orlando, FL
Initial Cost
Land	32,727
Buildings and Improvements	472,815
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,944
Gross Amounts At Which Carried At Close of Period
Land	32,727
Buildings and Improvements	474,759
Total	507,486
Accumulated Depreciation	44,992
Premium Outlets | Orlando Premium Outlets - Vineland Ave, Orlando, FL
Initial Cost
Land	14,040
Buildings and Improvements	304,410
Costs Capitalized Subsequent to Acquisition
Land	20,808
Buildings and Improvements	47,276
Gross Amounts At Which Carried At Close of Period
Land	34,848
Buildings and Improvements	351,686
Total	386,534
Accumulated Depreciation	85,753
Premium Outlets | Osage Beach Premium Outlets, Osage Beach, MO
Initial Cost
Land	9,460
Buildings and Improvements	85,804
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,419
Gross Amounts At Which Carried At Close of Period
Land	9,460
Buildings and Improvements	91,223
Total	100,683
Accumulated Depreciation	30,680
Premium Outlets | Petaluma Village Premium Outlets, Petaluma (San Francisco), CA
Initial Cost
Land	13,322
Buildings and Improvements	13,710
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	235
Gross Amounts At Which Carried At Close of Period
Land	13,322
Buildings and Improvements	13,945
Total	27,267
Accumulated Depreciation	8,466
Premium Outlets | Philadelphia Premium Outlets, Limerick (Philadelphia), PA
Initial Cost
Land	16,676
Buildings and Improvements	105,249
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,621
Gross Amounts At Which Carried At Close of Period
Land	16,676
Buildings and Improvements	120,870
Total	137,546
Accumulated Depreciation	31,542
Premium Outlets | Pismo Beach Premium Outlets, Pismo Beach, CA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	33,850
Initial Cost
Land	4,317
Buildings and Improvements	19,044
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	962
Gross Amounts At Which Carried At Close of Period
Land	4,317
Buildings and Improvements	20,006
Total	24,323
Accumulated Depreciation	3,817
Premium Outlets | Pleasant Prairie Premium Outlets, Pleasant Prairie (Chicago, IL - Milwaukee), WI
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	96,364
Initial Cost
Land	16,823
Buildings and Improvements	126,686
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,477
Gross Amounts At Which Carried At Close of Period
Land	16,823
Buildings and Improvements	129,163
Total	145,986
Accumulated Depreciation	14,405
Premium Outlets | Puerto Rico Premium Outlets, Barceloneta, PR
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	72,152
Initial Cost
Land	20,586
Buildings and Improvements	114,021
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,577
Gross Amounts At Which Carried At Close of Period
Land	20,586
Buildings and Improvements	115,598
Total	136,184
Accumulated Depreciation	13,429
Premium Outlets | Queenstown Premium Outlets, Queenstown (Baltimore), MD
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	66,150
Initial Cost
Land	8,129
Buildings and Improvements	61,950
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,732
Gross Amounts At Which Carried At Close of Period
Land	8,129
Buildings and Improvements	63,682
Total	71,811
Accumulated Depreciation	7,454
Premium Outlets | Rio Grande Valley Premium Outlets, Mercedes (McAllen), TX
Initial Cost
Land	12,229
Buildings and Improvements	41,547
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	33,555
Gross Amounts At Which Carried At Close of Period
Land	12,229
Buildings and Improvements	75,102
Total	87,331
Accumulated Depreciation	23,300
Premium Outlets | Round Rock Premium Outlets, Round Rock (Austin), TX
Initial Cost
Land	14,706
Buildings and Improvements	82,252
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	748
Gross Amounts At Which Carried At Close of Period
Land	14,706
Buildings and Improvements	83,000
Total	97,706
Accumulated Depreciation	28,133
Premium Outlets | San Marcos Premium Outlets, San Marcos (Austin - San Antonio), TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	142,834
Initial Cost
Land	13,180
Buildings and Improvements	287,179
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,513
Gross Amounts At Which Carried At Close of Period
Land	13,180
Buildings and Improvements	288,692
Total	301,872
Accumulated Depreciation	27,599
Premium Outlets | Seattle Premium Outlets, Tulalip (Seattle), WA
Initial Cost
Buildings and Improvements	103,722
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	33,750
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	137,472
Total	137,472
Accumulated Depreciation	36,061
Premium Outlets | St. Augustine Premium Outlets, St. Augustine (Jacksonville), FL
Initial Cost
Land	6,090
Buildings and Improvements	57,670
Costs Capitalized Subsequent to Acquisition
Land	2
Buildings and Improvements	8,070
Gross Amounts At Which Carried At Close of Period
Land	6,092
Buildings and Improvements	65,740
Total	71,832
Accumulated Depreciation	23,677
Premium Outlets | The Crossings Premium Outlets, Tannersville , PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	115,000
Initial Cost
Land	7,720
Buildings and Improvements	172,931
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,764
Gross Amounts At Which Carried At Close of Period
Land	7,720
Buildings and Improvements	183,695
Total	191,415
Accumulated Depreciation	49,419
Premium Outlets | Vacaville Premium Outlets, Vacaville , CA
Initial Cost
Land	9,420
Buildings and Improvements	84,850
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,299
Gross Amounts At Which Carried At Close of Period
Land	9,420
Buildings and Improvements	94,149
Total	103,569
Accumulated Depreciation	34,681
Premium Outlets | Waikele Premium Outlets, Waipahu (Honolulu), HI
Initial Cost
Land	22,630
Buildings and Improvements	77,316
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,977
Gross Amounts At Which Carried At Close of Period
Land	22,630
Buildings and Improvements	81,293
Total	103,923
Accumulated Depreciation	27,338
Premium Outlets | Waterloo Premium Outlets, Waterloo , NY
Initial Cost
Land	3,230
Buildings and Improvements	75,277
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,954
Gross Amounts At Which Carried At Close of Period
Land	3,230
Buildings and Improvements	82,231
Total	85,461
Accumulated Depreciation	29,648
Premium Outlets | Williamsburg Premium Outlets, Williamsburg, VA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	102,862
Initial Cost
Land	10,323
Buildings and Improvements	223,789
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	995
Gross Amounts At Which Carried At Close of Period
Land	10,323
Buildings and Improvements	224,784
Total	235,107
Accumulated Depreciation	21,926
Premium Outlets | Woodbury Common Premium Outlets, Central Valley (New York), NY
Initial Cost
Land	11,110
Buildings and Improvements	862,559
Costs Capitalized Subsequent to Acquisition
Land	1,658
Buildings and Improvements	15,264
Gross Amounts At Which Carried At Close of Period
Land	12,768
Buildings and Improvements	877,823
Total	890,591
Accumulated Depreciation	229,166
Premium Outlets | Wrentham Village Premium Outlets, Wrentham (Boston), MA
Initial Cost
Land	4,900
Buildings and Improvements	282,031
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,897
Gross Amounts At Which Carried At Close of Period
Land	4,900
Buildings and Improvements	289,928
Total	294,828
Accumulated Depreciation	82,913
The Mills | Great Mall, Milpitas (San Jose), CA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	270,000
Initial Cost
Land	70,496
Buildings and Improvements	463,101
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,611
Gross Amounts At Which Carried At Close of Period
Land	70,496
Buildings and Improvements	465,712
Total	536,208
Accumulated Depreciation	13,733
The Mills | Gurnee Mills, Gurnee (Chicago), IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	321,000
Initial Cost
Land	41,133
Buildings and Improvements	297,911
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	427
Gross Amounts At Which Carried At Close of Period
Land	41,133
Buildings and Improvements	298,338
Total	339,471
Accumulated Depreciation	9,121
The Mills | Opry Mills, Nashville, TN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	383,925
Initial Cost
Land	51,000
Buildings and Improvements	327,503
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,750
Gross Amounts At Which Carried At Close of Period
Land	51,000
Buildings and Improvements	334,253
Total	385,253
Accumulated Depreciation	9,324
The Mills | Potomac Mills, Woodbridge (Washington, D.C.), VA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	410,000
Initial Cost
Land	61,771
Buildings and Improvements	425,370
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,577
Gross Amounts At Which Carried At Close of Period
Land	61,771
Buildings and Improvements	437,947
Total	499,718
Accumulated Depreciation	13,339
The Mills | Sawgrass Mills, Sunrise (Miami), FL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	820,000
Initial Cost
Land	194,002
Buildings and Improvements	1,638,612
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	18,484
Gross Amounts At Which Carried At Close of Period
Land	194,002
Buildings and Improvements	1,657,096
Total	1,851,098
Accumulated Depreciation	46,697
Community/Lifestyle Centers | ABQ Uptown, Albuquerque, NM
Initial Cost
Land	6,374
Buildings and Improvements	75,333
Costs Capitalized Subsequent to Acquisition
Land	4,054
Buildings and Improvements	2,207
Gross Amounts At Which Carried At Close of Period
Land	10,428
Buildings and Improvements	77,540
Total	87,968
Accumulated Depreciation	4,440
Community/Lifestyle Centers | Arboretum, Austin, TX
Initial Cost
Land	7,640
Buildings and Improvements	36,774
Costs Capitalized Subsequent to Acquisition
Land	71
Buildings and Improvements	12,434
Gross Amounts At Which Carried At Close of Period
Land	7,711
Buildings and Improvements	49,208
Total	56,919
Accumulated Depreciation	19,781
Community/Lifestyle Centers | Bloomingdale Court, Bloomingdale (Chicago), IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	25,562
Initial Cost
Land	8,422
Buildings and Improvements	26,184
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,718
Gross Amounts At Which Carried At Close of Period
Land	8,422
Buildings and Improvements	38,902
Total	47,324
Accumulated Depreciation	20,772
Community/Lifestyle Centers | Charles Towne Square, Charleston, SC
Initial Cost
Buildings and Improvements	1,768
Costs Capitalized Subsequent to Acquisition
Land	370
Buildings and Improvements	10,636
Gross Amounts At Which Carried At Close of Period
Land	370
Buildings and Improvements	12,404
Total	12,774
Accumulated Depreciation	9,008
Community/Lifestyle Centers | Chesapeake Center, Chesapeake (Virginia Beach), VA
Initial Cost
Land	4,410
Buildings and Improvements	11,241
Gross Amounts At Which Carried At Close of Period
Land	4,410
Buildings and Improvements	11,241
Total	15,651
Accumulated Depreciation	7,126
Community/Lifestyle Centers | Concord Mills Marketplace, Concord (Charlotte), NC
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	12,492
Initial Cost
Land	8,261
Buildings and Improvements	21,717
Gross Amounts At Which Carried At Close of Period
Land	8,261
Buildings and Improvements	21,717
Total	29,978
Accumulated Depreciation	703
Community/Lifestyle Centers | Countryside Plaza, Countryside (Chicago), IL
Initial Cost
Land	332
Buildings and Improvements	8,507
Costs Capitalized Subsequent to Acquisition
Land	2,554
Buildings and Improvements	9,898
Gross Amounts At Which Carried At Close of Period
Land	2,886
Buildings and Improvements	18,405
Total	21,291
Accumulated Depreciation	9,558
Community/Lifestyle Centers | Dare Centre, Kill Devil Hills, NC
Initial Cost
Buildings and Improvements	5,702
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	336
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	6,038
Total	6,038
Accumulated Depreciation	1,801
Community/Lifestyle Centers | DeKalb Plaza, King of Prussia (Philadelphia), PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	2,530
Initial Cost
Land	1,955
Buildings and Improvements	3,405
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,182
Gross Amounts At Which Carried At Close of Period
Land	1,955
Buildings and Improvements	4,587
Total	6,542
Accumulated Depreciation	2,284
Community/Lifestyle Centers | Empire East, Sioux Falls, SD
Initial Cost
Land	3,350
Buildings and Improvements	10,552
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,151
Gross Amounts At Which Carried At Close of Period
Land	3,350
Buildings and Improvements	11,703
Total	15,053
Accumulated Depreciation	451
Community/Lifestyle Centers | Forest Plaza, Rockford, IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	18,074
Initial Cost
Land	4,132
Buildings and Improvements	16,818
Costs Capitalized Subsequent to Acquisition
Land	453
Buildings and Improvements	12,329
Gross Amounts At Which Carried At Close of Period
Land	4,585
Buildings and Improvements	29,147
Total	33,732
Accumulated Depreciation	13,292
Community/Lifestyle Centers | Gateway Centers, Austin, TX
Initial Cost
Land	24,549
Buildings and Improvements	81,437
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	11,282
Gross Amounts At Which Carried At Close of Period
Land	24,549
Buildings and Improvements	92,719
Total	117,268
Accumulated Depreciation	30,691
Community/Lifestyle Centers | Great Lakes Plaza, Mentor (Cleveland), OH
Initial Cost
Land	1,028
Buildings and Improvements	2,025
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,820
Gross Amounts At Which Carried At Close of Period
Land	1,028
Buildings and Improvements	5,845
Total	6,873
Accumulated Depreciation	2,242
Community/Lifestyle Centers | Greenwood Plus, Greenwood (Indianapolis), IN
Initial Cost
Land	1,129
Buildings and Improvements	1,792
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,568
Gross Amounts At Which Carried At Close of Period
Land	1,129
Buildings and Improvements	6,360
Total	7,489
Accumulated Depreciation	3,488
Community/Lifestyle Centers | Henderson Square, King of Prussia (Philadelphia), PA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	13,632
Initial Cost
Land	4,223
Buildings and Improvements	15,124
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	838
Gross Amounts At Which Carried At Close of Period
Land	4,223
Buildings and Improvements	15,962
Total	20,185
Accumulated Depreciation	4,341
Community/Lifestyle Centers | Highland Lakes Center, Orlando, FL
Initial Cost
Land	7,138
Buildings and Improvements	25,284
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,118
Gross Amounts At Which Carried At Close of Period
Land	7,138
Buildings and Improvements	27,402
Total	34,540
Accumulated Depreciation	20,064
Community/Lifestyle Centers | Keystone Shoppes, Indianapolis, IN
Initial Cost
Buildings and Improvements	4,232
Costs Capitalized Subsequent to Acquisition
Land	2,118
Buildings and Improvements	1,317
Gross Amounts At Which Carried At Close of Period
Land	2,118
Buildings and Improvements	5,549
Total	7,667
Accumulated Depreciation	2,309
Community/Lifestyle Centers | Lake Plaza, Waukegan (Chicago), IL
Initial Cost
Land	2,487
Buildings and Improvements	6,420
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,173
Gross Amounts At Which Carried At Close of Period
Land	2,487
Buildings and Improvements	7,593
Total	10,080
Accumulated Depreciation	4,271
Community/Lifestyle Centers | Lake View Plaza, Orland Park (Chicago), IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	15,618
Initial Cost
Land	4,702
Buildings and Improvements	17,543
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13,211
Gross Amounts At Which Carried At Close of Period
Land	4,702
Buildings and Improvements	30,754
Total	35,456
Accumulated Depreciation	16,390
Community/Lifestyle Centers | Lakeline Plaza, Cedar Park (Austin), TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	16,933
Initial Cost
Land	5,822
Buildings and Improvements	30,875
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,913
Gross Amounts At Which Carried At Close of Period
Land	5,822
Buildings and Improvements	39,788
Total	45,610
Accumulated Depreciation	17,475
Community/Lifestyle Centers | Lima Center, Lima, OH
Initial Cost
Land	1,781
Buildings and Improvements	5,151
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	7,850
Gross Amounts At Which Carried At Close of Period
Land	1,781
Buildings and Improvements	13,001
Total	14,782
Accumulated Depreciation	6,334
Community/Lifestyle Centers | Lincoln Crossing, O'Fallon (St. Louis), IL
Initial Cost
Land	674
Buildings and Improvements	2,192
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	845
Gross Amounts At Which Carried At Close of Period
Land	674
Buildings and Improvements	3,037
Total	3,711
Accumulated Depreciation	1,558
Community/Lifestyle Centers | Lincoln Plaza, King of Prussia (Philadelphia), PA
Initial Cost
Buildings and Improvements	21,299
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,483
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	24,782
Total	24,782
Accumulated Depreciation	12,071
Community/Lifestyle Centers | MacGregor Village, Cary, NC
Initial Cost
Land	502
Buildings and Improvements	8,897
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	320
Gross Amounts At Which Carried At Close of Period
Land	502
Buildings and Improvements	9,217
Total	9,719
Accumulated Depreciation	2,264
Community/Lifestyle Centers | Mall of Georgia Crossing, Buford (Atlanta), GA
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	24,934
Initial Cost
Land	9,506
Buildings and Improvements	32,892
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	960
Gross Amounts At Which Carried At Close of Period
Land	9,506
Buildings and Improvements	33,852
Total	43,358
Accumulated Depreciation	15,014
Community/Lifestyle Centers | Markland Plaza, Kokomo, IN
Initial Cost
Land	206
Buildings and Improvements	738
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,180
Gross Amounts At Which Carried At Close of Period
Land	206
Buildings and Improvements	6,918
Total	7,124
Accumulated Depreciation	3,649
Community/Lifestyle Centers | Martinsville Plaza, Martinsville, VA
Initial Cost
Buildings and Improvements	584
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	461
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	1,045
Total	1,045
Accumulated Depreciation	818
Community/Lifestyle Centers | Matteson Plaza, Matteson (Chicago), IL
Initial Cost
Land	1,771
Buildings and Improvements	9,737
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,577
Gross Amounts At Which Carried At Close of Period
Land	1,771
Buildings and Improvements	13,314
Total	15,085
Accumulated Depreciation	7,640
Community/Lifestyle Centers | Muncie Towne Plaza, Muncie, IN
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	7,039
Initial Cost
Land	267
Buildings and Improvements	10,509
Costs Capitalized Subsequent to Acquisition
Land	87
Buildings and Improvements	1,836
Gross Amounts At Which Carried At Close of Period
Land	354
Buildings and Improvements	12,345
Total	12,699
Accumulated Depreciation	5,712
Community/Lifestyle Centers | Naples Outlet Center, Naples, FL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	16,005
Initial Cost
Land	1,514
Buildings and Improvements	519
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	14
Gross Amounts At Which Carried At Close of Period
Land	1,514
Buildings and Improvements	533
Total	2,047
Accumulated Depreciation	300
Community/Lifestyle Centers | New Castle Plaza, New Castle, IN
Initial Cost
Land	128
Buildings and Improvements	1,621
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,511
Gross Amounts At Which Carried At Close of Period
Land	128
Buildings and Improvements	3,132
Total	3,260
Accumulated Depreciation	1,749
Community/Lifestyle Centers | North Ridge Plaza, Joliet (Chicago), IL
Initial Cost
Land	2,831
Buildings and Improvements	7,699
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,510
Gross Amounts At Which Carried At Close of Period
Land	2,831
Buildings and Improvements	12,209
Total	15,040
Accumulated Depreciation	6,454
Community/Lifestyle Centers | North Ridge Shopping Center, Raleigh, NC
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	12,500
Initial Cost
Land	385
Buildings and Improvements	12,838
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,075
Gross Amounts At Which Carried At Close of Period
Land	385
Buildings and Improvements	13,913
Total	14,298
Accumulated Depreciation	3,388
Community/Lifestyle Centers | Northwood Plaza, Fort Wayne, IN
Initial Cost
Land	148
Buildings and Improvements	1,414
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,990
Gross Amounts At Which Carried At Close of Period
Land	148
Buildings and Improvements	3,404
Total	3,552
Accumulated Depreciation	2,192
Community/Lifestyle Centers | Palms Crossing, McAllen, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	37,747
Initial Cost
Land	13,496
Buildings and Improvements	45,925
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,252
Gross Amounts At Which Carried At Close of Period
Land	13,496
Buildings and Improvements	55,177
Total	68,673
Accumulated Depreciation	13,279
Community/Lifestyle Centers | Regency Plaza, St. Charles (St. Louis), MO
Initial Cost
Land	616
Buildings and Improvements	4,963
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	582
Gross Amounts At Which Carried At Close of Period
Land	616
Buildings and Improvements	5,545
Total	6,161
Accumulated Depreciation	2,987
Community/Lifestyle Centers | Richardson Square, Richardson (Dallas), TX
Initial Cost
Land	6,285
Costs Capitalized Subsequent to Acquisition
Land	990
Buildings and Improvements	15,137
Gross Amounts At Which Carried At Close of Period
Land	7,275
Buildings and Improvements	15,137
Total	22,412
Accumulated Depreciation	2,601
Community/Lifestyle Centers | Rockaway Commons, Rockaway (New York), NJ
Initial Cost
Land	5,149
Buildings and Improvements	26,435
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,289
Gross Amounts At Which Carried At Close of Period
Land	5,149
Buildings and Improvements	34,724
Total	39,873
Accumulated Depreciation	10,859
Community/Lifestyle Centers | Rockaway Town Plaza, Rockaway (New York), NJ
Initial Cost
Buildings and Improvements	18,698
Costs Capitalized Subsequent to Acquisition
Land	2,225
Buildings and Improvements	3,089
Gross Amounts At Which Carried At Close of Period
Land	2,225
Buildings and Improvements	21,787
Total	24,012
Accumulated Depreciation	5,380
Community/Lifestyle Centers | Shops at Arbor Walk, The, Austin, TX
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	42,662
Initial Cost
Land	930
Buildings and Improvements	42,546
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,871
Gross Amounts At Which Carried At Close of Period
Land	930
Buildings and Improvements	47,417
Total	48,347
Accumulated Depreciation	10,709
Community/Lifestyle Centers | Shops at North East Mall, The, Hurst (Dallas), TX
Initial Cost
Land	12,541
Buildings and Improvements	28,177
Costs Capitalized Subsequent to Acquisition
Land	402
Buildings and Improvements	4,770
Gross Amounts At Which Carried At Close of Period
Land	12,943
Buildings and Improvements	32,947
Total	45,890
Accumulated Depreciation	17,475
Community/Lifestyle Centers | St. Charles Towne Plaza, Waldorf (Washington, D.C.), MD
Initial Cost
Land	8,377
Buildings and Improvements	18,993
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,952
Gross Amounts At Which Carried At Close of Period
Land	8,377
Buildings and Improvements	22,945
Total	31,322
Accumulated Depreciation	12,341
Community/Lifestyle Centers | Terrace at the Florida Mall, Orlando, FL
Initial Cost
Land	2,150
Buildings and Improvements	7,623
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5,457
Gross Amounts At Which Carried At Close of Period
Land	2,150
Buildings and Improvements	13,080
Total	15,230
Accumulated Depreciation	6,546
Community/Lifestyle Centers | Tippecanoe Plaza, Lafayette, IN
Initial Cost
Buildings and Improvements	745
Costs Capitalized Subsequent to Acquisition
Land	234
Buildings and Improvements	5,231
Gross Amounts At Which Carried At Close of Period
Land	234
Buildings and Improvements	5,976
Total	6,210
Accumulated Depreciation	3,639
Community/Lifestyle Centers | University Center, Mishawaka, IN
Initial Cost
Land	3,071
Buildings and Improvements	7,413
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,954
Gross Amounts At Which Carried At Close of Period
Land	3,071
Buildings and Improvements	9,367
Total	12,438
Accumulated Depreciation	8,398
Community/Lifestyle Centers | Washington Plaza, Indianapolis, IN
Initial Cost
Land	941
Buildings and Improvements	1,697
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,220
Gross Amounts At Which Carried At Close of Period
Land	941
Buildings and Improvements	2,917
Total	3,858
Accumulated Depreciation	2,615
Community/Lifestyle Centers | Waterford Lakes Town Center, Orlando, FL
Initial Cost
Land	8,679
Buildings and Improvements	72,836
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	15,723
Gross Amounts At Which Carried At Close of Period
Land	8,679
Buildings and Improvements	88,559
Total	97,238
Accumulated Depreciation	43,632
Community/Lifestyle Centers | West Ridge Plaza, Topeka, KS
Initial Cost
Land	1,376
Buildings and Improvements	4,560
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,380
Gross Amounts At Which Carried At Close of Period
Land	1,376
Buildings and Improvements	6,940
Total	8,316
Accumulated Depreciation	3,571
Community/Lifestyle Centers | White Oaks Plaza, Springfield, IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	14,079
Initial Cost
Land	3,169
Buildings and Improvements	14,267
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,140
Gross Amounts At Which Carried At Close of Period
Land	3,169
Buildings and Improvements	18,407
Total	21,576
Accumulated Depreciation	8,916
Community/Lifestyle Centers | Wolf Ranch Town Center, Georgetown (Austin), TX
Initial Cost
Land	21,403
Buildings and Improvements	51,547
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10,847
Gross Amounts At Which Carried At Close of Period
Land	21,403
Buildings and Improvements	62,394
Total	83,797
Accumulated Depreciation	16,969
Other Properties | Factory Stores of America - Lebanon, Lebanon, MO
Initial Cost
Land	24
Buildings and Improvements	214
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	41
Gross Amounts At Which Carried At Close of Period
Land	24
Buildings and Improvements	255
Total	279
Accumulated Depreciation	222
Other Properties | Florida Keys Outlet Center, Florida City, FL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	10,645
Initial Cost
Land	1,560
Buildings and Improvements	1,748
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	863
Gross Amounts At Which Carried At Close of Period
Land	1,560
Buildings and Improvements	2,611
Total	4,171
Accumulated Depreciation	759
Other Properties | Huntley Outlet Center, Huntley, IL
Real Estate and Accumulated Depreciation
Encumbrances as of Year End	29,776
Initial Cost
Land	3,495
Buildings and Improvements	2,027
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	273
Gross Amounts At Which Carried At Close of Period
Land	3,495
Buildings and Improvements	2,300
Total	5,795
Accumulated Depreciation	503
Other Properties | Outlet Marketplace, Orlando , FL
Initial Cost
Land	3,367
Buildings and Improvements	1,557
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	92
Gross Amounts At Which Carried At Close of Period
Land	3,367
Buildings and Improvements	1,649
Total	5,016
Accumulated Depreciation	550
Other Properties | The Shoppes at Branson Meadows, Branson, MO
Initial Cost
Buildings and Improvements	5,205
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	640
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	5,845
Total	5,845
Accumulated Depreciation	2,149
Development Projects | Phoenix Premium Outlet, Chandler (Phoenix), AZ
Initial Cost
Buildings and Improvements	19,315
Gross Amounts At Which Carried At Close of Period
Buildings and Improvements	19,315
Total	19,315
Development Projects | Other pre-development costs
Initial Cost
Land	115,220
Buildings and Improvements	66,662
Gross Amounts At Which Carried At Close of Period
Land	115,220
Buildings and Improvements	66,662
Total	181,882
Accumulated Depreciation	1,822
Other
Initial Cost
Land	2,614
Buildings and Improvements	9,343
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	908
Gross Amounts At Which Carried At Close of Period
Land	2,614
Buildings and Improvements	10,251
Total	12,865
Accumulated Depreciation	$ 1,989